RIGHT-OF-USE ASSETS	9 Months Ended
Sep. 30, 2026
RIGHT-OF-USE ASSETS

11.	RIGHT-OF-USE ASSETS

The Company has five leases with expiration dates between January 31, 2027, and June 30, 2029.

Total
Cost
Balance at December 31, 2025, and 2024	$1,455,039
Additions	1,587,041
Balance at September 30, 2026	$3,042,080

Accumulated depreciation
Balance at December 31, 2024	$1,082,695
Charge for the year	142,728
Balance at December 31, 2025	$1,225,423
Charge for the period	148,640
Balance at September 30, 2026	$1,374,063

Net book value:
December 31, 2025	$229,616
September 30, 2026	$1,668,017

Depreciation expense for the three and nine month period ended September 30, 2026 in the amount of $2,398 (2025 — $2,398) and $6,911 respectively (2025 — $7,194) is included in the cost of sales.

Draganfly Inc. Notes to the Condensed Consolidated Interim Financial Statements For the Three and Nine Months Ended September 30, 2026 Expressed in Canadian Dollars (unaudited)